Supplemental Equity and Comprehensive Income Information - NCI (Details) $ in Millions, ¥ in Billions	1 Months Ended		12 Months Ended
	Sep. 30, 2014 JPY (¥)	Mar. 31, 2013 USD ($)	Dec. 31, 2013 USD ($)
Transactions with 3M subsidiaries that have non controlling interests
Sale of subsidiary shares			$ 8
Common Stock and Additional Paid-in Capital
Transactions with 3M subsidiaries that have non controlling interests
Sale of subsidiary shares			7
Noncontrolling Interest
Transactions with 3M subsidiaries that have non controlling interests
Sale of subsidiary shares			$ 1
3M India Limited
Transactions with 3M subsidiaries that have non controlling interests
3M's effective ownership after transaction		75.00%
Minority Interest Ownership Percentage By Parent Before Transaction		76.00%
Minimum percentage of public shareholding required by an amendment to Indian Securities regulations to comply with the sale of shares for 3M India Limited		25.00%
Sale of subsidiary shares		$ 8
Sumitomo 3M Limited
Transactions with 3M subsidiaries that have non controlling interests
3M's effective ownership after transaction (as a percent)	100.00%
Percent of interest acquired of Sumitomo 3M Limited	25.00%
Amount of acquisition for remaining non-controlling interest | ¥	¥ 90